Commitments and Contingencies (Details Narrative)	Nov. 24, 2019	Jun. 29, 2019 CAD ($)	Dec. 08, 2011 CAD ($)	Dec. 31, 2019 USD ($)	Jun. 29, 2019 $ / shares	Mar. 31, 2014 CAD ($)
Collaboration Agreement [Member] | SickKids [Member]
Royalty percentage description			Under the terms of the royalty agreement between the Company and SickKids, such payments are to be made based on 5% of net revenue for the first CAD$15,000,000 of related Project product and 2.5% of net revenue thereafter.
Royalty amount				$ 5,000
Collaboration Agreement [Member] | SickKids [Member] | CAD [Member]
Other commitment			$ 491,204			$ 540,000
Royalty payment			15,000,000
Collaboration Agreement [Member] | SickKids [Member] | CAD [Member] | Minimum [Member]
Royalty payment			$ 491,204
Collaboration Agreement [Member] | SickKids [Member] | CAD [Member] | Salaries and Consulting Fees [Member]
Other commitment						437,400
Collaboration Agreement [Member] | SickKids [Member] | CAD [Member] | Software Development [Member]
Other commitment						50,000
Collaboration Agreement [Member] | SickKids [Member] | CAD [Member] | Equipment, Supplies and Overhead [Member]
Other commitment						$ 53,000
Executive Consulting Agreement [Member] | Benjamin Kaplan [Member]
Agreement term	24 months
Warrant exercise price | $ / shares					$ 0.01
Warrant expiry date					Jun. 29, 2021
Executive Consulting Agreement [Member] | CAD [Member] | Benjamin Kaplan [Member]
Reimbursement of rent		$ 2,500